Use of judgements and estimates - Warrants' valuation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 26, 2021	Mar. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Number of shares to acquire each warrant	20,250,000		1
Price of warrant			$ 11.50
Number of warrants converted	20,250,000
Public Warrants
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Number of warrants converted	13,500,000
Private Warrants
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Number of warrants converted	6,750,000
Kismet Acquisition One Corp
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Number of shares to acquire each warrant	1
Price of warrant	$ 11.50
Number of warrants converted	20,250,000
Kismet Acquisition One Corp | Public Warrants
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Number of warrants converted	13,500,000
Kismet Acquisition One Corp | Private Warrants
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Number of warrants converted	6,750,000
Volatility | Warrants
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in fair value of public and private warrants		10.00%
Percentage of decrease in fair value of public and private warrants		10.00%
Decrease in fair value of public and private warrants		$ 2,192
Increase in fair value of public and private warrants		$ 2,758
Share price
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in fair value of public and private warrants		10.00%
Percentage of decrease in fair value of public and private warrants		10.00%
Decrease in fair value of public and private warrants		$ 2,623
Increase in fair value of public and private warrants		$ 3,421